INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash flows from operating activities:
Net loss	$ (14,675)	$ (14,523)
Adjustments required to reconcile net loss to net cash used in operating activities:
Stock-based compensation	570	987
Depreciation	140	235
Amortization of discount on marketable securities	(127)	(310)
Decrease in severance pay, net	(88)	(2)
Exchange rate differences gain on cash balances	(749)	(166)
Gain from property and equipment sales and disposals	(2)	0
Decrease in operating lease right of use asset	214	229
Increase in interest receivables and exchange differences on short-term bank deposits	(660)	(62)
Increase in interest receivables and exchange differences on restricted long-term bank deposits	(38)	(28)
Increase in trade receivables	(680)	0
Increase in other accounts receivable and prepaid expenses	(1,047)	(1,023)
Decrease (Increase) in long-term prepaid expenses	(21)	150
Decrease in trade payables	(308)	(39)
Decrease in other accounts payable and accrued expenses	(327)	(466)
Decrease in operating lease liability	(52)	(6)
Decrease in deferred revenues	(4,097)	(3,540)
Net cash used in operating activities	(21,947)	(18,564)
Cash flows from investing activities:
Proceeds from maturity of short-term bank deposits	37,744	40,896
Investment in short-term bank deposits	(66,663)	(37,972)
Proceeds from maturity of marketable securities	8,970	21,643
Investment in marketable securities	(39,280)	(26,606)
Proceeds from sale of property and equipment	3	0
Purchase of property and equipment	(40)	(230)
Net cash used in investing activities	(59,266)	(2,269)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares, net	0	8,870
Proceeds from exercise of options	147	35
Net cash provided by financing activities	147	8,905
Effect of exchange rate changes on cash	749	166
Decrease in cash, cash equivalents and restricted cash	(80,317)	(11,762)
Cash, cash equivalents at the beginning of the period	90,597	18,229
Cash, cash equivalents at the end of the period	10,280	6,467
Supplemental disclosure of non-cash investing and financing activities:
Purchase of property and equipment	110	(8)
Right-of-use asset obtained in exchange for operating lease liability	$ 115	$ 64